Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2025
Interest And Finance Costs Net
Interest and Finance Costs, net

8. Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Interest expense	26,073	31,437	52,064	60,931
Less: Interest capitalized	(3,128)	(1,802)	(5,672)	(3,245)
Interest expense, net	22,945	29,635	46,392	57,686
Bunker and other commodities swaps, cash settlements	56	(521)	(73)	(1,119)
Amortization of deferred finance costs	749	1,055	1,586	1,872
Bank charges	47	59	75	60
Amortization of deferred gain on termination of financial instruments	(225)	(882)	(733)	(2,094)
Change in fair value of non-hedging financial instruments	1,406	707	1,733	(1,207)
Net total	24,978	30,053	48,980	55,198

Interest expense was $26,073 for the second quarter of 2025, compared to $31,437 for the second quarter of 2024. For the six months ended June 30, 2025, interest expense was $52,064 compared to $60,931 for the six months ended June 30, 2024.

Capitalized interest is based on expenditure incurred to date on vessels under construction. Capitalized interest amounted to $3,128 and $5,672 for the three and six-month periods ended June 30, 2025, compared to $1,802 and $3,245 for the equivalent periods of 2024.

In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presented the amount received in Accumulated other comprehensive income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. For the second quarter of 2025, amortization of deferred gain on termination of hedging interest rate swaps amounted to $225 (positive) and $882 (positive) for the prior year’s second quarter. For the first half of 2025, amortization of deferred gain on termination of hedging interest rate swaps amounted to $733 (positive) and $2,094 (positive) for the prior year’s first half.

On April 3, 2025, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing September 2026 with an option for extension at the financial institution’s discretion until March 2029, on which it pays fixed rate of 2.955% and receives floating rates based on the three-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

On April 3, 2025, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing November 2026 with an option for extension at the financial institution’s discretion until May 2029, on which it pays fixed rate of 2.88% and receives floating rates based on the three-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

On June 24, 2025, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing November 2026 with an option for extension at the financial institution’s discretion until November 2027, on which it pays fixed rate of 3.27% and receives floating rates based on the three-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

On June 26, 2025, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing September 2026 with an option for extension at the financial institution’s discretion until September 2031, on which it pays fixed rate of 2.98% and receives floating rates based on the three-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

At June 30, 2025 and 2024, the Company also held one floating-to-fixed interest rate swap with a major financial institution maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

The change in fair value of the above non-hedging interest rate swaps has been included in the change in fair value of non-hedging financial instruments. The fair value of these swap agreements was $1,018 (negative) and $266 (positive) as at June 30, 2025 and December 31, 2024, respectively. The change in fair value amounted to $998 (negative) for the second quarter of 2025 and $210 (negative) for the prior year’s second quarter. The change in fair value amounted to $1,284 (negative) for the six-month period of 2025 and $586 (positive) for the prior year’s first half.

During the first half of 2025, the Company entered into ten bunker agreements and one other commodities swap agreement, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the European Union Allowances (“EUAs”) exposure, respectively with maturity dates between August 2025 through December 2026. As at June 30, 2025, the Company held eleven bunker agreements and four EUAs swap agreements (five bunker agreements and three EUAs swap agreements at December 31, 2024). The fair value of those agreements was $147 (negative) and $302 (positive) as at June 30, 2025 and December 31, 2024, respectively. The change in fair value amounted to $408 (negative) for the three-month period of 2025 and has been included in the change in fair value of non-hedging financial instruments. The change in the fair values for the first half of 2025 was $449 (negative). During the first half of 2025, the total cash received for those agreements amounted to $73. For the second quarter of 2025, the total cash paid for those agreements amounted to $56.

During the first half of 2024, the Company entered into eight bunker agreements and three other commodities swap agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EUAs exposure, respectively with maturity dates between July through December 2024. As at June 30, 2024, the Company held eleven bunker agreements and five EUAs swap. The change in fair value amounted to $497 (negative) for the three-month period of 2024 and has been included in the change in fair value of non-hedging financial instruments. The change in the fair values for the first half of 2024 was $621 (positive). During the first half of 2024, the total cash received for those agreements amounted to $1,119. For the second quarter of 2024, the total cash received for those agreements amounted to $521.

For the second quarter of 2025 and 2024, the Company has written-off unamortized deferred finance costs of $nil and $176, respectively, according to debt extinguishment guidance of ASC 470-50, included in amortization of deferred finance costs in the above table. During the first half of 2025 and 2024, the Company has written-off unamortized deferred finance costs of $nil and $176, respectively.